Intangible Assets - Summary of Carrying Amounts of Each Class of Intangible Assets (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 23,077,223	$ 23,080,592
Licenses
Disclosure Of Intangible Assets [Line Items]
Intangible assets	23,073,400	23,073,400
Computer Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 3,823	$ 7,192